Loss Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based compensation arrangement by share-based payment award, granted	6,138,353	11,737,705
Huya 2017 Share Incentive Plan [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based compensation arrangement by share-based payment award, granted			0
Huya 2017 Share Incentive Plan [Member] | Equity Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dillutive effect of restricted share units	12,514,387	4,661,001
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dillutive effect of restricted share units	1,811,028
ADS [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of ADS issued and sold in IPO ,in shares	17,250,000
Public offering price	$ 12